Provisions for expected credit losses/impairment charges - Loans and Credit Commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Loans and credit commitments
Loans and credit commitments
Gross loans and credit commitments	$ 915,486	$ 895,602
Coverage ratio (%)	0.55%	0.68%
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,999	$ 6,132	$ 3,913
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	832	611
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	4,167	5,521
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,508	1,916	1,108
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	682	856	975
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,809	3,360	1,830
Loans and credit commitments | Performing - Stage 1
Loans and credit commitments
Gross loans and credit commitments	$ 828,770	$ 812,450
Coverage ratio (%)	0.11%	0.13%
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 936	$ 1,084	884
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	936	1,084
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	160	192	163
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	153	216	268
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	623	676	453
Loans and credit commitments | Performing - Stage 2
Loans and credit commitments
Gross loans and credit commitments	$ 76,946	$ 71,841
Coverage ratio (%)	2.72%	4.00%
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 2,091	$ 2,875	1,674
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	2,091	2,875
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	741	747	354
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	355	408	459
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	995	1,720	861
Loans and credit commitments | Non-performing - Stage 3
Loans and credit commitments
Gross loans and credit commitments	$ 9,770	$ 11,311
Coverage ratio (%)	20.18%	19.21%
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,972	$ 2,173	1,355
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	832	611
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	1,140	1,562
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	607	977	591
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	174	232	248
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	$ 1,191	$ 964	516
Loans
Loans and credit commitments
Coverage ratio (%)	0.64%	0.80%
Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 4,596	$ 5,602
Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,496	1,904
Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	611	774
Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	$ 2,489	$ 2,924
Loans | Performing - Stage 1
Loans and credit commitments
Coverage ratio (%)	0.12%	0.14%
Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 773	$ 902
Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	154	185
Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	124	180
Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	$ 495	$ 537
Loans | Performing - Stage 2
Loans and credit commitments
Coverage ratio (%)	2.70%	4.02%
Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 1,871	$ 2,537
Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	735	742
Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	314	362
Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	$ 822	$ 1,433
Loans | Non-performing - Stage 3
Loans and credit commitments
Coverage ratio (%)	20.56%	19.50%
Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 1,952	$ 2,163
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	607	977
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	173	232
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	1,172	954
Loans, excluding loans included in assets held for sale | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	4,589	5,602
Loans, excluding loans included in assets held for sale | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	766	902
Loans, excluding loans included in assets held for sale | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,871	2,537
Loans, excluding loans included in assets held for sale | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,952	2,163
Loans included in assets held for sale | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	7
Loans included in assets held for sale | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	7
Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	403	530
Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	12	12
Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	71	82
Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	320	436
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	163	182
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	6	7
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	29	36
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	128	139
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	220	338
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	6	5
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	41	46
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	173	287
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	20	10
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	1
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	19	10
Credit commitments, excluding credit commitments included in assets held for sale | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	401	530
Credit commitments, excluding credit commitments included in assets held for sale | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	161	182
Credit commitments, excluding credit commitments included in assets held for sale | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	220	338
Credit commitments, excluding credit commitments included in assets held for sale | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	20	10
Credit commitments included in liabilities held for sale | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	2
Credit commitments included in liabilities held for sale | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	2
Parent Entity | Loans and credit commitments
Loans and credit commitments
Gross loans and credit commitments	$ 797,818	$ 784,496
Coverage ratio (%)	0.53%	0.66%
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,263	$ 5,172	3,378
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	724	520
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	3,539	4,652
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,344	1,688	1,033
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	589	715	843
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,330	2,769	1,502
Parent Entity | Loans and credit commitments | Performing - Stage 1
Loans and credit commitments
Gross loans and credit commitments	$ 720,659	$ 712,381
Coverage ratio (%)	0.11%	0.13%
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 780	$ 913	747
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	780	913
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	118	149	141
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	134	190	229
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	528	574	377
Parent Entity | Loans and credit commitments | Performing - Stage 2
Loans and credit commitments
Gross loans and credit commitments	$ 68,179	$ 61,822
Coverage ratio (%)	2.54%	3.87%
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,735	$ 2,390	1,420
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	1,735	2,390
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	674	635	335
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	304	332	401
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	757	1,423	684
Parent Entity | Loans and credit commitments | Non-performing - Stage 3
Loans and credit commitments
Gross loans and credit commitments	$ 8,980	$ 10,293
Coverage ratio (%)	19.47%	18.16%
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,748	$ 1,869	1,211
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	724	520
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	1,024	1,349
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	552	904	557
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	151	193	213
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	$ 1,045	$ 772	$ 441
Parent Entity | Loans
Loans and credit commitments
Coverage ratio (%)	0.63%	0.77%
Parent Entity | Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 3,909	$ 4,693
Parent Entity | Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,335	1,679
Parent Entity | Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	532	652
Parent Entity | Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	$ 2,042	$ 2,362
Parent Entity | Loans | Performing - Stage 1
Loans and credit commitments
Coverage ratio (%)	0.11%	0.14%
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 634	$ 752
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	114	145
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	111	162
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	$ 409	$ 445
Parent Entity | Loans | Performing - Stage 2
Loans and credit commitments
Coverage ratio (%)	2.50%	3.84%
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 1,546	$ 2,081
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	669	630
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	270	297
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	$ 607	$ 1,154
Parent Entity | Loans | Non-performing - Stage 3
Loans and credit commitments
Coverage ratio (%)	19.81%	18.39%
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 1,729	$ 1,860
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	552	904
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	151	193
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	1,026	763
Parent Entity | Loans, excluding loans included in assets held for sale | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	3,902	4,693
Parent Entity | Loans, excluding loans included in assets held for sale | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	627	752
Parent Entity | Loans, excluding loans included in assets held for sale | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,546	2,081
Parent Entity | Loans, excluding loans included in assets held for sale | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,729	1,860
Parent Entity | Loans included in assets held for sale | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	7
Parent Entity | Loans included in assets held for sale | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	7
Parent Entity | Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	354	479
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	9	9
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	57	63
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	288	407
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	146	161
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	4	4
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	23	28
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	119	129
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	189	309
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	5	5
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	34	35
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	150	269
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	19	9
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	19	9
Parent Entity | Credit commitments, excluding credit commitments included in assets held for sale | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	352	479
Parent Entity | Credit commitments, excluding credit commitments included in assets held for sale | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	144	161
Parent Entity | Credit commitments, excluding credit commitments included in assets held for sale | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	189	309
Parent Entity | Credit commitments, excluding credit commitments included in assets held for sale | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	19	$ 9
Parent Entity | Credit commitments included in liabilities held for sale | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	2
Parent Entity | Credit commitments included in liabilities held for sale | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 2